CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) - USD ($)	Commitments [Member] Common Stock [Member]	Commitments [Member] Additional Paid-in Capital [Member]	Commitments [Member]	Waiver Fee [Member] Common Stock [Member]	Waiver Fee [Member] Additional Paid-in Capital [Member]	Waiver Fee [Member]	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Common Stock [Member]	Series C Preferred Stock [Member] Additional Paid-in Capital [Member]	Series C Preferred Stock [Member] Retained Earnings [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member] Preferred Stock [Member]	Series D Preferred Stock [Member] Additional Paid-in Capital [Member]	Series D Preferred Stock [Member] Retained Earnings [Member]	Series D Preferred Stock [Member]	Series X Preferred Stock [Member] Preferred Stock [Member]	Series X Preferred Stock [Member] Common Stock [Member]	Series X Preferred Stock [Member] Additional Paid-in Capital [Member]	Series X Preferred Stock [Member]	Series A Preferred Stock [Member] Preferred Stock [Member]	Series A Preferred Stock [Member] Common Stock [Member]	Series A Preferred Stock [Member] Additional Paid-in Capital [Member]	Series A Preferred Stock [Member] Retained Earnings [Member]	Series A Preferred Stock [Member]	Diamond Note [Member] Additional Paid-in Capital [Member]	Diamond Note [Member]	Diamond Note 2 [Member] Additional Paid-in Capital [Member]	Diamond Note 2 [Member]	Waiver Fee [Member] Common Stock [Member]	Waiver Fee [Member] Additional Paid-in Capital [Member]	Waiver Fee [Member] Stock Subscribed [Member]	Accounts Payable [Member] Common Stock [Member]	Accounts Payable [Member] Additional Paid-in Capital [Member]	Accounts Payable [Member] Stock Subscribed [Member]	Accounts Payable [Member]	Stock Payable [Member] Stock Subscribed [Member]	Stock Payable [Member]	Convertible Debt [Member] Common Stock [Member]	Convertible Debt [Member] Additional Paid-in Capital [Member]	Convertible Debt [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscribed [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2019																$ 262																									$ 812,684	$ 8,407,977	$ 37,186	$ (11,576,574)	$ (2,318,465)
Balance (in Shares) at Dec. 31, 2019																26,227																									81,268,443
Vesting of common stock issued to employees																																										67,623			67,623
Vesting of stock options issued to employees																																										421,502			421,502
Stock issued for services																				$ 48		$ 71,510		$ 71,558																	$ 2,000	5,680			7,680
Stock issued for services (in Shares)																				4,800																					200,000
Settlement of derivative liabilities																																									$ 80,000	380,562			$ 460,562
Settlement of derivative liabilities (in Shares)																																									7,999,996
Issuance of shares (in Shares)																																													2,151,204
Gain on settlement																																				$ (37,186)	$ (37,186)								$ 399,761
Common stock issued for payable																	$ 21,511	$ 44,057	$ 65,568																			$ 633,748	$ 999,658	$ 1,633,406	$ 3,869	17,787			21,656
Common stock issued for payable (in Shares)																	2,151,204																					63,374,555			386,985
Preferred stock dividends																			(65,568)																							(75,535)			(75,535)
Loss for the period																																												(2,860,594)	(2,860,594)
Balance at Dec. 31, 2020																$ 262				$ 48																					$ 1,553,812	10,340,821		(14,437,168)	(2,542,225)
Balance (in Shares) at Dec. 31, 2020																26,227				4,800																					155,381,183
Vesting of common stock issued to employees																																										7,897			7,897
Vesting of stock options issued to employees																																										201,294			201,294
Shares issued for exercise of stock options																																									$ 76,166	152,334	(41,000)		187,500
Shares issued for exercise of stock options (in Shares)																																									7,616,668
Net shares issued in connection with settlement agreement																$ (20)																									$ (13,620)	141,550			127,910
Net shares issued in connection with settlement agreement (in Shares)																(2,000)																									(1,362,047)
Stock issued for services																																									$ 10,963	211,517			222,480
Stock issued for services (in Shares)																																									1,099,320
Conversion of Preferred Stock to common stock							$ (10,594)													$ (48)	$ 6,000	(5,952)																			$ 42,374	(31,780)
Conversion of Preferred Stock to common stock (in Shares)							(1,059,356)													(4,800)	600,000																				4,237,424
Deemed dividend on Preferred Stock									$ 126,000	$ (126,000)												206,242	$ (206,242)
Warrants issued									1,268,717		$ 1,268,717
Gain on settlement																																													0
Common stock issued for payable																																									$ 339,442	2,314,353			2,653,795
Common stock issued for payable (in Shares)																																									33,944,157
Sale of stock							$ 30,000		1,461,283		1,491,283																														$ 66,750	1,601,250			1,668,000
Sale of stock (in Shares)							3,000,000																																		6,672,000
Preferred stock dividends																			$ (31,536)					(1,000)																		(74,614)			(74,614)
Loss for the period																																												(3,871,865)	(3,871,865)
Balance at Jun. 30, 2021							$ 19,406									$ 242																									$ 2,081,887	17,920,912	(41,000)	(18,641,275)	1,340,172
Balance (in Shares) at Jun. 30, 2021							1,940,644									24,227																									208,188,705
Balance at Dec. 31, 2020																$ 262				$ 48																					$ 1,553,812	10,340,821		(14,437,168)	(2,542,225)
Balance (in Shares) at Dec. 31, 2020																26,227				4,800																					155,381,183
Vesting of common stock issued to employees																																										13,032			13,032
Vesting of stock options issued to employees																																										676,423			676,423
Shares issued for exercise of stock options																																									$ 82,816	156,184			$ 239,000
Shares issued for exercise of stock options (in Shares)																																									8,281,668				8,652,668
Net shares issued in connection with settlement agreement																$ (20)																									$ (13,620)	141,550			$ 127,910
Net shares issued in connection with settlement agreement (in Shares)																(2,000)																									(1,362,047)
Stock issued for services																																									$ 10,963	211,517			222,480
Stock issued for services (in Shares)																																									1,099,320
Conversion of Preferred Stock to common stock							$ (20,594)	$ 82,374	(61,780)											$ (48)	$ 6,000	(5,952)
Conversion of Preferred Stock to common stock (in Shares)							(2,059,356)	8,237,425												(4,800)	600,000
Deemed dividend on Preferred Stock									126,000	$ (126,000)			$ 2,786,288	$ (2,786,288)								$ 206,242	$ (206,242)
Issuance of shares																																									$ 4,795	115,071	(119,866)
Issuance of shares (in Shares)																																									479,464
Warrants issued									1,268,717		1,268,717		1,179,682		$ 1,179,682																											261,568			261,568
Gain on settlement																																													0
Common stock issued for payable																																		$ 252,029	$ 252,029			$ 339,442	$ 2,314,353	$ 2,653,795
Common stock issued for payable (in Shares)																																						33,944,157
Sale of stock							$ 30,000		$ 1,461,283		1,491,283	$ 31,000	$ 1,688,018		1,719,018																										$ 66,750	1,601,250			1,668,000
Sale of stock (in Shares)							3,000,000					3,100,000							24,227																						6,672,000
Preferred stock dividends											(87,059)				(35,327)				$ 0					$ (1,000)																		(185,202)			(185,202)
Loss for the period																																												(7,922,634)	(7,922,634)
Balance at Dec. 31, 2021							$ 9,406					$ 31,000				$ 242																									$ 2,133,332	24,295,063	132,163	(25,478,332)	1,122,874
Balance (in Shares) at Dec. 31, 2021							940,644					3,100,000				24,227																									213,333,170
Balance at Mar. 31, 2021							$ 30,000									$ 262																									$ 1,976,965	17,513,684		(17,171,621)	2,349,290
Balance (in Shares) at Mar. 31, 2021							3,000,000									26,227																									197,694,698
Vesting of common stock issued to employees																																										3,889			3,889
Vesting of stock options issued to employees																																										195,352			195,352
Shares issued for exercise of stock options																																									$ 76,166	152,334	(41,000)		187,500
Shares issued for exercise of stock options (in Shares)																																									7,616,668
Net shares issued in connection with settlement agreement																$ (20)																									$ (13,620)	141,550			127,910
Net shares issued in connection with settlement agreement (in Shares)																(2,000)																									(1,362,047)
Stock issued for services																																									$ 2	(2)
Stock issued for services (in Shares)																																									1,962
Conversion of Preferred Stock to common stock							$ (10,594)																																		$ 42,374	(31,780)
Conversion of Preferred Stock to common stock (in Shares)							(1,059,356)																																		4,237,424
Preferred stock dividends																																										(54,115)			(54,115)
Loss for the period																																												(1,469,654)	(1,469,654)
Balance at Jun. 30, 2021							$ 19,406									$ 242																									$ 2,081,887	17,920,912	(41,000)	(18,641,275)	1,340,172
Balance (in Shares) at Jun. 30, 2021							1,940,644									24,227																									208,188,705
Balance at Dec. 31, 2021							$ 9,406					$ 31,000				$ 242																									$ 2,133,332	24,295,063	$ 132,163	(25,478,332)	1,122,874
Balance (in Shares) at Dec. 31, 2021							940,644					3,100,000				24,227																									213,333,170
Deemed dividend on Preferred Stock																																													226,106
Issuance of shares (in Shares)																																											382,353
Balance at Mar. 31, 2022							$ 9,406					$ 31,000				$ 242																									$ 2,197,570	25,517,634	$ 128,015	(29,123,526)	(1,239,659)
Balance (in Shares) at Mar. 31, 2022							940,644					3,100,000				24,227																									219,756,894
Balance at Dec. 31, 2021							$ 9,406					$ 31,000				$ 242																									$ 2,133,332	24,295,063	132,163	(25,478,332)	1,122,874
Balance (in Shares) at Dec. 31, 2021							940,644					3,100,000				24,227																									213,333,170
Vesting of common stock issued to employees																																										2,986			2,986
Vesting of stock options issued to employees																																										302,310			302,310
Stock issued for services																																									$ 7,500	95,625			$ 103,125
Stock issued for services (in Shares)																																									750,000
Issuance of shares	$ 58,759	$ 1,069,899	$ 1,128,658	$ 22,617	$ 344,541	$ 367,158																																			$ 3,824	91,764	(95,588)
Issuance of shares (in Shares)	5,297,720			2,261,721																																					382,353				1,720,000
Warrants issued																									$ 2,914	$ 2,914	$ 2,213	$ 2,213														63,005			$ 63,005
Gain on settlement																																									$ (4,000)	4,000			(78,235)
Gain on settlement (in Shares)																																									(400,000)
Common stock issued for payable																																$ 31,797	$ 546,438		$ 578,235						$ 4,051	83,002			87,053
Common stock issued for payable (in Shares)																																3,179,650									405,131
Preferred stock dividends											$ (42,078)				$ (96,847)																											(160,084)			(160,084)
Loss for the period																																												(7,450,479)	(7,450,479)
Balance at Jun. 30, 2022							$ 9,406					$ 31,000				$ 242																									$ 2,257,880	26,743,676	36,575	(32,928,811)	(3,850,032)
Balance (in Shares) at Jun. 30, 2022							940,644					3,100,000				24,227																									225,209,745
Balance at Mar. 31, 2022							$ 9,406					$ 31,000				$ 242																									$ 2,197,570	25,517,634	128,015	(29,123,526)	(1,239,659)
Balance (in Shares) at Mar. 31, 2022							940,644					3,100,000				24,227																									219,756,894
Vesting of common stock issued to employees																																										1,474			1,474
Vesting of stock options issued to employees																																										135,295			135,295
Stock issued for services																																									$ 7,500	95,625			103,125
Stock issued for services (in Shares)																																									750,000
Issuance of shares																													$ 7,200	$ 84,240	$ (91,440)										$ 41,559	843,793			885,352
Issuance of shares (in Shares)																													720,000												3,577,720
Warrants issued																																										63,005			63,005
Common stock issued for payable																																									$ 4,051	83,002			87,053
Common stock issued for payable (in Shares)																																									405,131
Preferred stock dividends																																										(80,392)			(80,392)
Loss for the period																																												(3,805,285)	(3,805,285)
Balance at Jun. 30, 2022							$ 9,406					$ 31,000				$ 242																									$ 2,257,880	$ 26,743,676	$ 36,575	$ (32,928,811)	$ (3,850,032)
Balance (in Shares) at Jun. 30, 2022							940,644					3,100,000				24,227																									225,209,745